Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents		¥ 144,219	$ 20,623	¥ 126,531
Accounts receivables, net		342,783	49,017	287,860
Prepayments and other receivables, net		448,083	64,075	248,494
Inventories, net		2,086	298	3,704
Total current assets		937,171	134,013	666,589
Property and equipment		61,864	8,846	147,303
Right-of-use assets		37,048	5,298	43,156
Intangible assets		8,361	1,196	9,986
Long-term investment		96,738	13,833
Deferred tax assets		23,369	3,342	28,147
Other non-current assets		78,305	11,198	13,182
Total non-current assets		305,685	43,713	241,774
Total assets		1,242,856	177,726	908,363
Current liabilities
Contract liabilities		34,640	4,953	19,991
Trade payables		74,485	10,651	70,690
Other payables and accruals		212,849	30,437	141,888
Short-term borrowings		126,054	18,025	45,893
Lease liabilities		6,793	971	9,401
Tax payable		9,300	1,330	2,182
Total current liabilities		464,121	66,367	290,045
Lease liabilities-non current		25,491	3,645	27,902
Long-term borrowings				1,474
Total non-current liabilities		25,491	3,645	29,376
Total liabilities		489,612	70,012	319,421
Commitments and Contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized as at December 31, 2024 and December 31, 2025; 70,000,000 shares and 76,048,501 shares issued and outstanding as at December 31, 2024 and December 31, 2025, respectively)*	[1]	55	8	51
Treasury shares		(31)	(4)	(31)
Additional paid-in capital		1,303,581	186,410	1,181,993
Statutory surplus reserve		10,531	1,506	9,367
Accumulated losses		(579,876)	(82,921)	(621,794)
Total Youlife Group Inc. shareholders’ equity		734,260	104,999	569,586
Non-controlling interests		18,984	2,715	19,356
Total shareholders’ equity		753,244	107,714	588,942
Total liabilities, mezzanine equity and shareholders’ equity		¥ 1,242,856	$ 177,726	¥ 908,363

[1]	On July 9, 2025, the Company consummated a business combination with Distoken Acquisition Corporation. In connection therewith, the Company amended its memorandum and articles of association to increase the authorized share capital to 500,000,000 ordinary shares, comprising 400,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares, par value US$0.0001 each. Upon consummation of the Business Combination, all preferred shares were converted into Class A ordinary shares, and the share capital structure has been retroactively adjusted.